Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by the CODM (Details) - CODM [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Net revenues		$ 78	$ 68	$ 124	$ 127
Costs and operating expenses:
Cost of goods sold		234	245	460	398
Research and development		2,485	2,591	5,233	4,951
Sales and marketing		361	497	719	822
General and administrative		2,068	1,587	3,889	3,691
Total costs and operating expenses		5,148	4,920	10,301	9,862
Operating loss		(5,070)	(4,852)	(10,177)	(9,735)
Other segment items	[1]	5	1,045	620	(291)
Interest expense, related party		(624)	(132)	(1,119)	(168)
Other expense, net		(1)	(8)	(12)	(23)
Total other income (expense), net		(620)	905	(511)	(482)
Net loss		$ (5,690)	$ (3,947)	$ (10,688)	$ (10,217)

[1]	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, and change in fair value of publicly traded warrant liability.